Financial Risk Management - Analysis of the Age of Receivables from Financial Services that are Past Due (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	¥ 5,405,250	¥ 4,958,063
Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	712,214
Financial assets past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	287,370	233,047
Financial assets past due [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	226,333	192,350
Financial assets past due [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	43,221	30,768
Financial assets past due [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	7,690	5,827
Financial assets past due [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	10,126	4,102
Financial assets past due [member] | Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	253,823	213,954
Financial assets past due [member] | Retail [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	204,475	174,649
Financial assets past due [member] | Retail [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	35,706	29,692
Financial assets past due [member] | Retail [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	7,572	5,683
Financial assets past due [member] | Retail [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	6,070	3,930
Financial assets past due [member] | Finance lease [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	681	1,210
Financial assets past due [member] | Finance lease [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	349	858
Financial assets past due [member] | Finance lease [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	108	218
Financial assets past due [member] | Finance lease [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	26	41
Financial assets past due [member] | Finance lease [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	198	93
Financial assets past due [member] | Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	32,866	17,883
Financial assets past due [member] | Wholesale [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	21,509	16,843
Financial assets past due [member] | Wholesale [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	7,407	858
Financial assets past due [member] | Wholesale [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	92	103
Financial assets past due [member] | Wholesale [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	¥ 3,858	¥ 79